Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 317,366	$ 250,878
Restricted cash (Note 2)	37,321	57,060
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $14,685.	148,808	123,223
Other current assets (Note 4)	93,639	65,248
Total current assets	597,134	496,409
FIXED ASSETS, NET:
Advances for drillships under construction (Note 5)	992,825	754,925
Drilling rigs, drillships, machinery and equipment, net (Note 6)	4,399,462	4,538,838
Total fixed assets, net	5,392,287	5,293,763
OTHER NON CURRENT ASSETS:
Restricted cash (Note 2)	155,374	125,040
Financial instruments (Note 10)	935	0
Intangible assets, net (Note 7)	7,619	9,062
Other non-current assets (Note 8)	71,765	91,081
Total non-current assets, net	235,693	225,183
Total assets	6,225,114	6,015,355
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	169,780	210,166
Accounts payable and other current liabilities	69,827	37,305
Accrued liabilities	156,886	104,633
Deferred revenue	69,635	34,726
Financial instruments (Note 10)	39,537	40,727
Total current liabilities	505,665	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion (Note 9)	2,683,630	2,525,599
Financial instruments (Note 10)	38,087	52,025
Deferred revenue	71,815	9,172
Pensions (Note 11)	4,057	2,546
Other non-current liabilities	13,345	0
Total non-current liabilities	2,810,934	2,589,342
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss (Note 13)	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456
Total liabilities and stockholders' equity	$ 6,225,114	$ 6,015,355